Related Parties and Related Commitments and Contingencies - Schedule of Remaining Guarantee Obligations (Details) - Flash Ventures - USD ($) $ in Millions	Mar. 28, 2025	Jun. 28, 2024
Guarantor Obligations [Line Items]
Remaining three months of 2025	$ 130	$ 359
2026	581	470
2027	329	259
2028	200	150
2029	89	61
2030	50
Total guarantee obligations	1,379	1,299
Payment of Principal Amortization
Guarantor Obligations [Line Items]
Remaining three months of 2025	104	285
2026	462	359
2027	227	164
2028	102	58
2029	36	11
2030	9
Total guarantee obligations	940	877
Purchase Option Exercise Price at Final Lease Terms
Guarantor Obligations [Line Items]
Remaining three months of 2025	26	74
2026	119	111
2027	102	95
2028	98	92
2029	53	50
2030	41
Total guarantee obligations	$ 439	$ 422